                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              Form 13F Cover Page


Report for the Calendar Year or Quarter Ended            June 30, 1995
                                                         -------------


Check here if Amendment [X]               Amendment Number : 4
                                                            ---

   This Amendment (Check only one): [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBS Partners, L.P.
           ---------------------------------
Address:   1 Lafayette Place
           ---------------------------------
           Greenwich, CT 06830
           ---------------------------------

Form 13F File Number:  28- 2610
                       ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      E.J. Bird
           ----------------------------------------------
Title:     Vice President of General Partner
           ----------------------------------------------
Phone:     (203) 861-4600
           ----------------------------------------------

Signature, Place, and Date of Signing:

                        /s/ E.J. BIRD                             Greenwich, CT                                     August 13, 1999
           ----------------------------------------------         ----------------------------------               -----------------
                          (Signature)                                          (City, State)                             (Date)

Report Type ( Check only one):

         [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

         [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

         [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                NONE
Form 13F Information Table Entry Total:                             23
Form 13F Information Table Value Total:                      $ 828,444
                                                             ---------
                                                            (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table

      Column 1:                      Column 2:  Column 3:    Column 4:               Column 5:          Column 6:
                                                                           ---------------------------
                                                            Fair Market    Shares or
                                     Title of    CUSIP         Value       Principal                    Investment
   Name of Issuer                     Class      Number     (x $1,000)      Amount    SH/PRN  Put/Call  Discretion
   --------------                    --------  -----------  ----------     ---------  ------  --------  ----------
American Express Co                   Common   025816-10-9    59,888       1,705,000    SH                 SOLE

Bankers Trust NY Corp.                Common   066365-10-7    38,676         623,800    SH                 SOLE

Citicorp                              Common   173034-10-9    92,206       1,593,200    SH                 SOLE

Columbia Gas Sys Inc. *               Common   197648-10-8    16,926         533,100    SH                 SOLE

Dean Witter Discover & Co.            Common   24240V-10-1    13,715         291,800    SH                 SOLE

Financial Security Assurn Hldgs **    Common   31769P-10-0     5,098         203,900    SH                 SOLE

Fund Amern Enterprises Hldgs          Common   360768-10-5    16,335         228,868    SH                 SOLE

Federal Home Ln Mtg Corp              Common   313400-30-1    58,046         844,310    SH                 SOLE

General Dynamics Corp.                Common   369550-10-8    17,865         402,600    SH                 SOLE

Laboratory Corp. Amer. Hldgs          Options  50540R-11-0        75          52,414    SH      Calls     DEFINED

Laboratory Corp. Amer. Hldgs          Options  50540R-11-0     1,538       1,075,071    SH      Calls      SOLE

Laboratory Corp. Amer. Hldgs          Common   50540R-10-2     3,068         231,408    SH                DEFINED

Laboratory Corp. Amer. Hldgs          Common   50540R-10-2    51,714       3,900,880    SH                 SOLE

Lehman Brothers Hldg Inc. ***         Common   524908-10-0    34,145       1,560,900    SH                 SOLE

Kemper Corp                           Common   488396-10-2    25,765         552,600    SH                 SOLE

Lotus Development Corp.               Common   545700-10-6    57,375         900,000    SH                 SOLE

Marion Merrill Dow Inc.               Common   569790-10-8    13,518         530,100    SH                 SOLE

McKesson Corp.                        Common   581556-10-7    83,664       1,789,600    SH                 SOLE

PS Group Inc.                         Common   693624-10-8    13,031       1,198,270    SH                 SOLE

Reebok Intl Ltd                       Common   758110-10-0    51,000       1,500,000    SH                 SOLE

COLUMN TOTALS                                  This Page     653,648

      Column 1:                            Column 7:                 Column 8:
                                                                 Voting Authority
                                                        ----------------------------------
                                            Other
   Name of Issuer                          Managers     (a) Sole    (b) Shared    (c) None
   --------------                      ---------------- --------    ----------    --------
American Express Co                                     1,705,000

Bankers Trust NY Corp.                                    623,800

Citicorp                                                1,593,200

Columbia Gas Sys Inc. *                                   533,100

Dean Witter Discover & Co.                                291,800

Financial Security Assurn Hldgs **                        203,900

Fund Amern Enterprises Hldgs                              228,868

Federal Home Ln Mtg Corp                                  844,310

General Dynamics Corp.                                    402,600

Laboratory Corp. Amer. Hldgs                               52,414

Laboratory Corp. Amer. Hldgs                            1,075,071

Laboratory Corp. Amer. Hldgs                              231,408

Laboratory Corp. Amer. Hldgs                            3,900,880

Lehman Brothers Hldg Inc. ***                           1,560,900

Kemper Corp                                               552,600

Lotus Development Corp.                                   900,000

Marion Merrill Dow Inc.                                   530,100

McKesson Corp.                                          1,789,600

PS Group Inc.                                           1,198,270

Reebok Intl Ltd                                         1,500,000

                          FORM 13F Information Table


Page 2 of 2


      Column 1:                      Column 2:  Column 3:    Column 4:               Column 5:          Column 6:
                                                                           ---------------------------
                                                            Fair Market    Shares or
                                     Title of    CUSIP         Value       Principal                    Investment
   Name of Issuer                     Class      Number     (x $1,000)      Amount    SH/PRN  Put/Call  Discretion
   --------------                    --------  -----------  -----------    ---------  ------  --------  ----------
Salomon Inc ****                      Common   79549B-10-7     21,928       546,500     SH                 SOLE

Student Loan Marketing Assn.          Common   863871-50-5      9,548       203,700     SH                 SOLE

Wells Fargo & Co                      Common   949740-10-4    166,046       921,200     SH                 SOLE

* Short position in this security                              (6,960)     (219,200)

** Short position in this security                               (188)       (7,500)

*** Short position in this security                           (11,850)     (541,700)

**** Short position in this security                           (3,728)      (92,900)


                                         This Page            174,796

COLUMN TOTALS                            Grand Total          828,444

      Column 1:                      Column 7:                 Column 8:
                                                           Voting Authority
                                                  ----------------------------------
                                      Other
   Name of Issuer                    Managers     (a) Sole    (b) Shared    (c) None
   --------------                    --------     --------    ----------    --------
Salomon Inc ****                                   546,500

Student Loan Marketing Assn.                       203,700

Wells Fargo & Co                                   921,200

* Short position in this security

** Short position in this security

*** Short position in this security

**** Short position in this security